Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
BNY Mellon Worldwide Growth Fund, Inc - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 25,334	$ 21,222	$ 18,696	$ 23,083	$ 16,673	$ 14,344	$ 12,214	$ 12,063	$ 9,583	$ 9,564	$ 9,424
BNY Mellon Worldwide Growth Fund, Inc - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 24,936	21,053	18,690	23,252	16,923	14,669	12,583	12,519	10,019	10,074	10,000
BNY Mellon Worldwide Growth Fund, Inc - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 27,557	23,037	20,250	24,944	17,973	15,422	13,101	12,903	10,224	10,176	10,000
BNY Mellon Worldwide Growth Fund, Inc - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 2,779,300	2,321,106	2,037,988	2,508,087	1,805,933	1,548,450	1,314,358	1,293,566	1,024,030	1,018,399	1,000,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,431	$ 19,020	$ 17,216	$ 21,119	$ 15,040	$ 14,411	$ 12,788	$ 12,642	$ 10,297	$ 10,177	$ 10,000